INCOME TAXES (TAX BENEFIT), NET	12 Months Ended
Dec. 31, 2025
INCOME TAXES (TAX BENEFIT), NET
INCOME TAXES (TAX BENEFIT), NET

NOTE 22: - INCOME TAXES (TAX BENEFIT), NET

a.	Tax rates:

There is no corporate income tax in the Cayman Islands. As part of a tax ruling obtained from the Israel Tax Authority with respect to a Group restructuring that took place in 2022, the Company registered for tax purposes in Israel. The statutory corporate income tax rate for the years 2025, 2024 and 2023 in Israel was 23%.

The statutory Israeli corporate income tax rate is applicable to the Israeli subsidiary. A Preferred Technological Enterprise, as defined in the Law for the Encouragement of Capital Investments, 1959 (the “Encouragement Law”) in Israel, will be subject to tax at a rate of 7.5% (or 12%) on profits deriving from intellectual property which meets the conditions of being treated as “Preferred Technological Income”, and based on the Israeli subsidiary located in Preferred Area A (or located elsewhere). Based on the Company’s assessment that the Israeli subsidiary is eligible for the Preferred Technological Enterprise regime as per Israeli law, the Israeli subsidiary was subject to a tax rate of 7.5% for the years 2024 and 2023 and part of 2025 (during the time period the Israeli subsidiary operated from a location in Preferred Area A), and 12% starting from mid-2025.

Any dividends distributed to “foreign companies”, as defined in the Encouragement Law, deriving from income from the technological enterprise is subject to reduced Israeli withholding tax rate of 20% or lower rates under a relevant tax treaty, if applicable, or 0% if distributed to an Israeli corporation.

Other Group’s subsidiaries are separately taxed under the domestic tax laws and rates of the jurisdiction of incorporation of each entity.

NOTE 22: - INCOME TAXES (TAX BENEFIT), NET (Cont.)

b.	Tax assessments:

Other than the Israeli subsidiary, none of the Group companies received final assessments since their incorporation.

The Israeli subsidiary received final tax assessments or assessments that are deemed final due to lapse of statute of limitation through the 2020 tax year.

c.	Carryforward losses for tax purposes and other temporary differences:

As of December 31, 2025, the Group had carryforward operating tax losses and carryforward capital tax losses of $192,138 and $15, respectively. Deferred tax assets of approximately $648 relating to share-based compensation, net of deferred tax liabilities of approximately $88, were recognized in the financial statements.

Deferred tax assets of approximately $25,010 and $2,109 relating to carryforward operating losses and other temporary differences (mainly research and development, employee benefits, amortization of intangible assets and share-based compensation), respectively, net of deferred tax liabilities of approximately $517, were not recognized because their utilization in the foreseeable future is not probable.

d.	Deferred income taxes:

	Statements of financial		Statements of
	position		profit or loss
	December 31,		Year ended December 31,
	2025	2024	2025	2024	2023
Deferred tax assets:
Carryforward tax losses	$—	$—	$—	$(5)	$5
Employee benefits and other liabilities	—	—	—	(237)	21
Share-based compensation	648	569	79	(84)	296
Intangible assets	—	—	—	(74)	74
Deferred tax liabilities:
Intangible assets	(88)	(33)	(55)	(33)	—
Deferred tax benefit (expenses)			$24	$(433)	$396
Deferred tax assets, net	$560	$536

e.	Taxes on income (tax benefit) included in profit or loss:

	Year ended
	December 31,
	2025	2024	2023
Current taxes	$193	$201	$300
Deferred taxes, see also Note 22d above	(24)	433	(396)
Taxes in respect of previous years	(23)	(22)	11
	$146	$612	$(85)

f.	Theoretical tax:

As the Israeli subsidiary incurred operating losses during the years ended December 31, 2025, 2024 and 2023 for which deferred income taxes were not recorded, as mentioned in Note 22c, the reconciliation between the tax expense, assuming that all the income and expenses, gains and losses in the statement of income were taxed at the statutory tax rate, and the taxes on income recorded in profit or loss, does not provide significant information and therefore is not presented.